Reynders, McVeigh Core Equity Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
COMMON STOCKS — 99.68% Shares Fair Value
Canada — 3.07%
Industrials — 3.07%
Canadian National Railway Co. 13,435 $ 1,580,225
Denmark — 7.65%
Energy — 1.95%
Vestas Wind Systems A/S 39,200 1,005,872
Health Care — 2.52%
Novo Nordisk A/S, Class B - ADR 11,369 1,296,066
Materials — 1.89%
Novozymes A/S, Class B
(a)
13,904 970,708
Utilities — 1.29%
Orsted A/S
(a)
5,854 664,089
Total Denmark 3,936,735
France — 4.66%
Consumer Staples — 1.65%
L'Oreal SA 2,332 850,014
Industrials — 3.01%
Schneider Electric SE 10,725 1,550,406
Total France 2,400,420
Ireland — 4.68%
Consumer Staples — 2.05%
Kerry Group PLC 9,544 1,053,419
Health Care — 2.63%
Medtronic PLC 13,000 1,356,680
Total Ireland 2,410,099
Netherlands — 2.63%
Materials — 2.63%
Koninklijke DSM N.V. 8,166 1,353,188
Norway — 1.51%
Industrials — 1.51%
Tomra Systems ASA 19,691 779,074
Sweden — 1.75%
Materials — 1.75%
BillerudKorsnas AB
(a)
57,880 901,552
United Kingdom — 3.73%
Consumer Staples — 1.99%
Unilever PLC - ADR 22,145 1,024,428

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
COMMON STOCKS — 99.68% - continued Shares Fair Value
Industrials — 1.74%
Halma PLC 28,899 $ 893,268
Total United Kingdom 1,917,696
United States — 70.00%
Communications — 6.82%
Alphabet, Inc., Class C
(a)
455 1,046,195
T-Mobile US, Inc.
(a)
9,050 1,114,417
Uber Technologies, Inc.
(a)
17,500 550,900
Walt Disney Co. (The)
(a)
7,150 798,155
3,509,667
Consumer Discretionary — 6.08%
Interface, Inc. 65,000 824,850
NIKE, Inc., Class B 7,695 959,567
Tesla, Inc.
(a)
1,550 1,349,678
3,134,095
Consumer Staples — 2.64%
Sysco Corp. 15,900 1,359,132
Energy — 1.34%
Enphase Energy, Inc.
(a)
4,260 687,564
Financials — 0.44%
SoFi Technologies, Inc.
(a)
37,000 226,440
Health Care — 16.89%
Abbott Laboratories 14,812 1,681,161
Beam Therapeutics, Inc.
(a)
8,400 315,252
Becton, Dickinson and Co. 5,777 1,428,017
CVS Health Corp. 18,720 1,799,554
Danaher Corp. 6,149 1,544,198
Envista Holdings Corp.
(a)
31,200 1,236,144
Illumina, Inc.
(a)
2,299 681,998
8,686,324
Industrials — 7.20%
Carrier Global Corp. 33,700 1,289,699
Rockwell Automation, Inc. 6,201 1,566,807
Xylem, Inc. 10,533 847,907
3,704,413
Materials — 2.29%
AptarGroup, Inc. 10,258 1,177,926
Technology — 26.30%
Analog Devices, Inc. 10,644 1,643,220
Apple, Inc. 12,535 1,976,143
Automatic Data Processing, Inc. 7,000 1,527,260
International Business Machines Corp. 9,750 1,289,048
MarketAxess Holdings, Inc. 2,030 535,128
MasterCard, Inc., Class A 4,434 1,611,227
Microsoft Corp. 5,925 1,644,306
NVIDIA Corp. 7,716 1,431,087

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
COMMON STOCKS — 99.68% - continued Shares Fair Value
Technology — 26.30% - continued
PayPal Holdings, Inc.
(a)
7,367 $ 647,780
Teradyne, Inc. 11,700 1,233,882
13,539,081
Total United States 36,024,642
Total Common Stocks (Cost $41,640,736) 51,303,631
Total Investments — 99.68% (Cost $41,640,736) 51,303,631
Other Assets in Excess of Liabilities — 0.32% 166,559
NET ASSETS — 100.00% $ 51,470,190
(a) Non-income producing security.
ADR - American Depositary Receipt.